Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Mar. 15, 2024	Dec. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2024
Subsequent Events [Abstract]
Payment of dividends on preferred shares			$ 1,889	$ 941	$ 0
Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares			$ 55	$ 530
Dividends paid per share (in dollars per share)			$ 1	$ 0.875
Series B Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares		$ 411		$ 411
Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares			$ 1,834	$ 411
Dividends paid per share (in dollars per share)			$ 1.25	$ 0.3125
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares			$ 1,643	$ 411
Subsequent Event [Member] | Related Party [Member] | Mango [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares	$ 411
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares	$ 13
Dividends paid per share (in dollars per share)	$ 0.25
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares	$ 446
Dividends paid per share (in dollars per share)	$ 0.3125
Subsequent Event [Member] | First Installment Payment [Member]
Subsequent Events [Abstract]
Installment payment						$ 19,454